Shareholders’ Equity (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 23, 2023	Jun. 30, 2023	Jun. 22, 2023	Apr. 14, 2023
Shareholders’ Equity [Abstract]
Aggregate offering price				$ 5,744
Market offering cost			$ 502
Ordinary shares sold (in Shares)		3,600
Gross proceed		$ 7
Employees exercised (in Shares)	126,000
Ordinary shares (in Shares)	126,000
Consideration value	$ 5